Unaudited Condensed Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (79,306)	$ (460,282)			$ (967,614)		$ (599,127)
Changes in fair value of derivative warrant liabilities	925	(5,041)			(169,836)		(67,155)
Interest earned on marketable securities held in Trust Account							(4,634)
Prepaid expenses and other current assets					(737)		(14,600)
Accounts payable and accrued liabilities	(28,791)	(75,527)			5,426		225,402
Investment of cash in Trust Account		(634,594)					(1,380,000)
Proceeds from sale of investment of cash in Trust Account		6,529,259			47,387,687
Net cash provided by investing activities		5,894,665			47,387,687		(1,380,000)
Cash Flows from Financing Activities:
Advanced from related party	80,000	570,100			970,100		500
Proceeds from promissory note – related parties	86,350	634,594			1,055,394		1,381,000
Repayment of redemption of ordinary shares	(1,706,347)	(6,529,259)			(42,453,015)
Net cash used in financing activities	(1,539,997)	(5,324,565)			(40,427,521)		1,381,500
Changes in operating assets and liabilities, net of assets acquired and liabilities assumed in acquisition:
Net cash used in operating activities	(107,171)	(699,248)			(1,132,761)		(430,914)
CASH FLOW FROM INVESTING ACTIVITIES:
Net Change in Cash	(1,647,168)	(129,148)			5,827,404		(429,414)
Cash – Beginning	6,110,807	283,403			283,403		712,817
Cash – Ending	4,463,639	154,255	$ 4,463,639	$ 154,255	$ 6,110,807		$ 283,403
Remeasurement adjustment of ordinary shares to redemption value	86,350	638,542
Nukkleus Inc.
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(805,649)	(1,926,614)	(1,939,571)	(3,871,453)		$ (11,845,657)		$ (936,846)
Amortization of debt discount								1,545
Amortization of intangible assets			1,185,783	1,504,834		2,690,617		469,286
Stock-based compensation and service expense			221,543	904,368		1,913,529		42,082
Provision for bad debt						1,454		12
Unrealized foreign currency exchange gain / loss			132			(768)		(761)
Loss on equity method investment		70,619		70,619		689,255
Impairment of digital assets						887
Impairment of equity method investment						4,310,745
Customer digital currency assets			(113,686)	(170,955)		822,650		(1,201,019)
Accounts receivable				667		53,474		(12,972)
Digital assets			31,901	(528)		(84,241)		(929)
Other current assets			(20,764)	(14,943)		(4,716)		(5,110)
Due from affiliates			676,576	1,138,460		1,686,737		1,091,899
Customer custodial cash liabilities			(1,934,733)	309,542		1,560,251		821,653
Customer digital currency liabilities			113,686	170,955		(822,650)		1,201,019
Due to affiliates			(43,259)	(224,287)		323,129		(466,959)
Accounts payable and accrued liabilities						320,910		164,082
Investment in note receivable			(154,150)			(35,000)
Purchase of intangible asset			(41,245)
Cash acquired on asset acquisition								21,371
Transaction costs of asset acquisition								(44,673)
Net cash provided by investing activities			(195,395)			(35,000)		(23,302)
Changes in operating assets and liabilities:
Accounts payable			24,053	57,775
Accrued payroll liability and directors’ compensation			97,311	20,000
Accrued professional fees			34,452	(25,202)
Accrued liabilities and other payables			(215,925)	111,656
Changes in operating assets and liabilities, net of assets acquired and liabilities assumed in acquisition:
Net cash used in operating activities			(1,882,501)	(18,492)		1,615,606		1,166,982
CASH FLOW FROM INVESTING ACTIVITIES:
EFFECT OF EXCHANGE RATE ON CASH			180,425	(27,915)		(399,262)		(23,456)
Net Change in Cash			(1,897,471)	(46,407)		1,181,344		1,120,224
Cash – Beginning			2,384,417	1,203,073		1,203,073		82,849
Cash – Ending	486,946	1,156,666	486,946	1,156,666		2,384,417		1,203,073
Common stock issued in connection with cost method investment				6,602,000		6,602,000
Common stock issued in connection with equity method investment				5,000,000		5,000,000
Stock options issued for the purchase of an intangible asset				11,237		11,237
Common stock issued in connection with asset acquisition								11,152,369
Common stock issued for redeemable preferred stock conversion and related dividend								287,854
Cost of asset acquisition in accrued liabilities								16,098
Adjustment for common stock issued in connection with asset acquisition						2,861,631
Cash consisted of the following:
Cash	246,650	74,245	246,650	74,245		364,023		403,771
Customer custodial cash	240,296	1,082,421	240,296	1,082,421		2,020,394		799,302
Total cash	$ 486,946	$ 1,156,666	486,946	1,156,666		2,384,417		1,203,073
Cash paid for:
Interest
Income taxes